Vanguard ESG U.S. Stock ETF

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (2.4%)
	Linde plc	17,056	3,517
	Air Products & Chemicals Inc.	6,946	1,642
	DuPont de Nemours Inc.	23,503	1,523
	Ecolab Inc.	7,946	1,483
	Dow Inc.	23,531	1,256
	Newmont Goldcorp Corp.	25,606	983
	LyondellBasell Industries NV Class A	8,324	770
	International Paper Co.	12,258	568
	Nucor Corp.	9,459	533
	Celanese Corp. Class A	3,868	486
	International Flavors & Fragrances Inc.	3,308	467
	FMC Corp.	4,101	402
	Avery Dennison Corp.	2,659	347
	Eastman Chemical Co.	4,226	331
	CF Industries Holdings Inc.	6,828	316
	RPM International Inc.	4,011	296
	Reliance Steel & Aluminum Co.	2,050	242
	Royal Gold Inc.	2,042	240
	Steel Dynamics Inc.	6,547	221
	Albemarle Corp.	3,315	217
	Mosaic Co.	10,889	207
*	Axalta Coating Systems Ltd.	6,342	181
	Huntsman Corp.	7,179	162
	Ashland Global Holdings Inc.	2,011	144
	Scotts Miracle-Gro Co.	1,254	127
*	Alcoa Corp.	6,047	123
	WR Grace & Co.	1,817	121
*	Univar Solutions Inc.	5,118	120
*	Ingevity Corp.	1,270	115
	NewMarket Corp.	208	103
	Balchem Corp.	1,027	102
	Cabot Corp.	2,147	101
	Sensient Technologies Corp.	1,342	85
*	Element Solutions Inc.	7,235	85
	HB Fuller Co.	1,667	83
	Commercial Metals Co.	3,779	81
	Domtar Corp.	2,010	75
	United States Steel Corp.	5,394	71
	Carpenter Technology Corp.	1,330	70
	Westlake Chemical Corp.	1,007	69
	PolyOne Corp.	2,191	69
	Minerals Technologies Inc.	1,255	68
	Quaker Chemical Corp.	450	67
	Innospec Inc.	675	66
	Compass Minerals International Inc.	961	53
	Stepan Co.	546	53
	Kaiser Aluminum Corp.	468	51
*	GCP Applied Technologies Inc.	2,210	49
*	Constellium SE Class A	3,279	46

Schweitzer-Mauduit International Inc.	1,003	44
Trinseo SA	1,118	43
* Coeur Mining Inc.	6,320	41
Neenah Inc.	527	38
* Ferro Corp.	2,485	36
Tronox Holdings plc Class A	2,971	34
Hecla Mining Co.	12,590	31
Orion Engineered Carbons SA	1,571	29
Schnitzer Steel Industries Inc.	1,158	25
* Kraton Corp.	1,008	23
* AdvanSix Inc.	1,096	22
Innophos Holdings Inc.	628	20
Tredegar Corp.	757	16
* Century Aluminum Co.	2,267	16
Nexa Resources SA	813	7
US Silica Holdings Inc.	1,311	6
		19,018
Consumer Goods (8.0%)
Procter & Gamble Co.	77,705	9,485
Coca-Cola Co.	120,359	6,427
PepsiCo Inc.	44,065	5,985
NIKE Inc. Class B	38,720	3,620
Mondelez International Inc. Class A	44,684	2,348
Colgate-Palmolive Co.	26,457	1,794
Kimberly-Clark Corp.	10,753	1,466
* Tesla Inc.	4,425	1,460
Estee Lauder Cos. Inc. Class A	6,731	1,316
Activision Blizzard Inc.	23,830	1,307
Ford Motor Co.	122,310	1,108
General Mills Inc.	18,815	1,003
* Electronic Arts Inc.	9,086	918
VF Corp.	9,544	845
* Lululemon Athletica Inc.	3,677	830
Tyson Foods Inc. Class A	9,025	811
Aptiv plc	8,112	762
* Monster Beverage Corp.	12,034	720
Hershey Co.	4,582	679
McCormick & Co. Inc.	3,858	653
Corteva Inc.	23,397	609
DR Horton Inc.	10,711	593
Kraft Heinz Co.	19,404	592
Clorox Co.	3,932	583
Church & Dwight Co. Inc.	7,710	542
Lennar Corp. Class A	8,844	527
Kellogg Co.	7,723	503
Genuine Parts Co.	4,330	452
Garmin Ltd.	4,572	447
Conagra Brands Inc.	15,173	438
* Take-Two Interactive Software Inc.	3,539	429
Hasbro Inc.	3,908	397
Hormel Foods Corp.	8,693	387
Lamb Weston Holdings Inc.	4,599	386
JM Smucker Co.	3,433	361
* LKQ Corp.	9,662	341
PulteGroup Inc.	8,091	321
Whirlpool Corp.	1,973	282
Fortune Brands Home & Security Inc.	4,438	281

Coca-Cola European Partners plc	5,469	276
BorgWarner Inc.	6,525	274
* US Foods Holding Corp.	6,776	269
* Mohawk Industries Inc.	1,851	258
Pool Corp.	1,193	246
Campbell Soup Co.	5,284	246
Tapestry Inc.	8,912	240
Gentex Corp.	8,400	239
Lear Corp.	1,909	230
Newell Brands Inc.	11,877	228
PVH Corp.	2,321	225
Autoliv Inc.	2,747	224
Bunge Ltd.	4,177	223
* WABCO Holdings Inc.	1,644	221
* Post Holdings Inc.	2,048	216
Leggett & Platt Inc.	4,048	212
* Middleby Corp.	1,749	202
Keurig Dr Pepper Inc.	6,352	196
Ralph Lauren Corp. Class A	1,692	182
Harley-Davidson Inc.	4,971	181
Polaris Inc.	1,834	179
Ingredion Inc.	2,140	178
Toll Brothers Inc.	4,215	169
* Capri Holdings Ltd.	4,521	168
* Wayfair Inc.	1,965	167
* Zynga Inc. Class A	26,419	165
Hanesbrands Inc.	10,920	165
* Skechers U.S.A. Inc. Class A	4,032	162
* Under Armour Inc. Class C	9,314	161
Brunswick Corp.	2,647	156
* Deckers Outdoor Corp.	916	154
* Herbalife Nutrition Ltd.	3,329	152
Carter's Inc.	1,422	147
Flowers Foods Inc.	6,458	139
Valvoline Inc.	5,812	132
* Darling Ingredients Inc.	5,324	127
* Mattel Inc.	10,792	126
* Helen of Troy Ltd.	767	124
* Tempur Sealy International Inc.	1,407	119
* Nomad Foods Ltd.	5,601	118
Steven Madden Ltd.	2,769	118
Thor Industries Inc.	1,841	117
Goodyear Tire & Rubber Co.	7,074	113
Coty Inc. Class A	9,682	112
Energizer Holdings Inc.	2,006	100
Sanderson Farms Inc.	593	98
Lancaster Colony Corp.	606	96
Columbia Sportswear Co.	1,018	94
* Visteon Corp.	971	91
Herman Miller Inc.	1,889	90
Wolverine World Wide Inc.	2,811	90
KB Home	2,531	87
J&J Snack Foods Corp.	467	86
* TreeHouse Foods Inc.	1,750	86
LCI Industries	747	79
Spectrum Brands Holdings Inc.	1,253	78
WD-40 Co.	404	78

* Fox Factory Holding Corp.	1,156	76
* Meritage Homes Corp.	1,083	72
Dana Inc.	4,234	72
* Taylor Morrison Home Corp. Class A	3,016	70
* Crocs Inc.	1,927	67
Nu Skin Enterprises Inc. Class A	1,751	67
* Hain Celestial Group Inc.	2,677	66
* Avon Products Inc.	14,388	66
* Adient plc	2,935	64
* Welbilt Inc.	3,706	62
* Meritor Inc.	2,378	60
* Dorman Products Inc.	797	59
* TRI Pointe Group Inc.	3,697	58
Callaway Golf Co.	2,730	57
MDC Holdings Inc.	1,372	54
* Under Armour Inc. Class A	2,768	52
* Cavco Industries Inc.	255	51
* Veoneer Inc.	3,078	50
Steelcase Inc. Class A	2,730	49
* Hostess Brands Inc. Class A	3,643	49
* Pilgrim's Pride Corp.	1,517	48
HNI Corp.	1,215	48
* Fitbit Inc. Class A	6,844	48
* American Woodmark Corp.	462	47
Kontoor Brands Inc.	1,319	47
Oxford Industries Inc.	620	46
* Sleep Number Corp.	928	45
* Edgewell Personal Care Co.	1,380	43
Cooper Tire & Rubber Co.	1,483	43
* G-III Apparel Group Ltd.	1,440	43
Cal-Maine Foods Inc.	973	42
Winnebago Industries Inc.	887	42
La-Z-Boy Inc.	1,316	42
* Gentherm Inc.	993	42
* LGI Homes Inc.	567	41
Calavo Growers Inc.	455	41
Inter Parfums Inc.	568	40
* iRobot Corp.	859	37
* YETI Holdings Inc.	1,175	37
Knoll Inc.	1,305	36
* Central Garden & Pet Co. Class A	1,372	34
Coca-Cola Consolidated Inc.	126	34
Interface Inc. Class A	2,023	34
* Delphi Technologies plc	2,717	34
Fresh Del Monte Produce Inc.	1,030	34
* American Axle & Manufacturing Holdings Inc.	3,249	32
B&G Foods Inc.	1,933	32
* USANA Health Sciences Inc.	429	32
Acushnet Holdings Corp.	968	29
* Adecoagro SA	4,108	28
ACCO Brands Corp.	2,776	25
Medifast Inc.	278	24
Tootsie Roll Industries Inc.	689	24
Tenneco Inc. Class A	1,810	22
* National Beverage Corp.	444	22
Andersons Inc.	691	16
* GoPro Inc. Class A	3,713	15

Tupperware Brands Corp.	1,732	15
* Cooper-Standard Holdings Inc.	477	14
Ethan Allen Interiors Inc.	703	13
* Modine Manufacturing Co.	1,018	8
		63,817
Consumer Services (14.1%)
* Amazon.com Inc.	12,990	23,392
Walt Disney Co.	54,863	8,316
Home Depot Inc.	34,623	7,635
Comcast Corp. Class A	141,606	6,252
McDonald's Corp.	24,103	4,688
* Netflix Inc.	13,224	4,161
Costco Wholesale Corp.	13,794	4,136
Starbucks Corp.	37,628	3,215
CVS Health Corp.	40,713	3,064
Lowe's Cos. Inc.	24,583	2,884
* Booking Holdings Inc.	1,326	2,525
* Charter Communications Inc. Class A	5,028	2,363
TJX Cos. Inc.	38,183	2,334
Target Corp.	15,686	1,961
Walgreens Boots Alliance Inc.	23,930	1,426
Ross Stores Inc.	11,306	1,313
Dollar General Corp.	8,176	1,287
Sysco Corp.	14,974	1,206
* O'Reilly Automotive Inc.	2,366	1,046
Yum! Brands Inc.	9,658	972
* AutoZone Inc.	759	894
eBay Inc.	24,815	881
McKesson Corp.	5,775	835
* MercadoLibre Inc.	1,422	826
Kroger Co.	24,969	683
* Dollar Tree Inc.	7,350	672
* Chipotle Mexican Grill Inc. Class A	790	643
Best Buy Co. Inc.	7,163	578
Omnicom Group Inc.	6,744	536
* Spotify Technology SA	3,670	523
Tiffany & Co.	3,788	507
* CarMax Inc.	5,185	504
Yum China Holdings Inc.	11,279	502
Fox Corp. Class B	13,447	470
* Burlington Stores Inc.	2,069	466
Darden Restaurants Inc.	3,856	457
Expedia Group Inc.	4,311	438
* Roku Inc.	2,678	429
AmerisourceBergen Corp. Class A	4,784	421
CBS Corp. Class B	10,326	417
* Ulta Beauty Inc.	1,758	411
* Discovery Communications Inc.	12,337	377
Domino's Pizza Inc.	1,266	373
Tractor Supply Co.	3,689	348
Advance Auto Parts Inc.	2,150	338
Aramark	7,715	337
* Trade Desk Inc. Class A	1,183	312
FactSet Research Systems Inc.	1,186	308
Vail Resorts Inc.	1,249	303
Delta Air Lines Inc.	5,249	301
Sirius XM Holdings Inc.	42,950	300

* Liberty Global plc	13,245	285
* Live Nation Entertainment Inc.	3,998	279
* Bright Horizons Family Solutions Inc.	1,794	270
Viacom Inc. Class B	11,136	268
Interpublic Group of Cos. Inc.	11,864	266
* Altice USA Inc. Class A	9,866	252
Southwest Airlines Co.	4,317	249
* DISH Network Corp. Class A	7,222	247
Service Corp. International	5,499	242
Kohl's Corp.	5,001	235
Cable One Inc.	149	229
Nielsen Holdings plc	10,914	213
* Liberty Media Corp-Liberty Formula One	4,725	213
* Five Below Inc.	1,712	212
* Planet Fitness Inc. Class A	2,672	198
Casey's General Stores Inc.	1,114	194
Sabre Corp.	8,587	193
Dunkin' Brands Group Inc.	2,514	192
* IAA Inc.	4,159	189
* Liberty Global plc Class A	8,218	185
* United Airlines Holdings Inc.	1,992	185
* Madison Square Garden Co. Class A	596	168
Williams-Sonoma Inc.	2,385	166
Rollins Inc.	4,467	160
* ServiceMaster Global Holdings Inc.	4,082	160
* Uber Technologies Inc.	5,387	159
* Etsy Inc.	3,648	158
Macy's Inc.	10,323	158
H&R Block Inc.	6,463	158
Nexstar Media Group Inc. Class A	1,432	154
* Performance Food Group Co.	3,233	152
New York Times Co. Class A	4,473	144
Nordstrom Inc.	3,622	138
Dolby Laboratories Inc. Class A	1,982	137
L Brands Inc.	7,093	136
Foot Locker Inc.	3,366	135
* Chegg Inc.	3,465	134
* Grand Canyon Education Inc.	1,551	132
Texas Roadhouse Inc. Class A	2,170	126
Wendy's Co.	5,744	123
* Grubhub Inc.	2,855	123
Aaron's Inc.	2,095	122
Gap Inc.	7,305	121
* frontdoor Inc.	2,611	118
* Discovery Communications Inc. Class A	3,526	116
Lithia Motors Inc. Class A	717	115
Cinemark Holdings Inc.	3,395	115
American Airlines Group Inc.	3,918	113
* Cargurus Inc.	2,704	108
* Ollie's Bargain Outlet Holdings Inc.	1,632	107
* LiveRamp Holdings Inc.	2,126	106
Six Flags Entertainment Corp.	2,438	106
TEGNA Inc.	6,628	102
* Floor & Decor Holdings Inc. Class A	2,099	101
* RH	488	100
Morningstar Inc.	625	98
Fox Corp. Class A	2,730	98

Strategic Education Inc.	688	98
TripAdvisor Inc.	3,417	97
Cracker Barrel Old Country Store Inc.	628	97
* Liberty Media Corp-Liberty Formula One Class A	2,204	95
Extended Stay America Inc.	6,053	89
Dick's Sporting Goods Inc.	1,919	88
* Hilton Grand Vacations Inc.	2,532	88
World Wrestling Entertainment Inc. Class A	1,403	87
KAR Auction Services Inc.	3,994	84
* BJ's Wholesale Club Holdings Inc.	3,525	84
Monro Inc.	1,126	83
* AutoNation Inc.	1,589	81
Graham Holdings Co. Class B	127	80
American Eagle Outfitters Inc.	5,346	80
* Liberty Media Corp-Liberty SiriusXM Class C	1,638	79
Hillenbrand Inc.	2,356	74
* Sprouts Farmers Market Inc.	3,738	74
* Yelp Inc. Class A	2,095	73
* Sally Beauty Holdings Inc.	3,834	71
Wingstop Inc.	866	69
* WW International Inc.	1,562	68
* Simply Good Foods Co.	2,447	68
* Liberty Latin America Ltd.	3,761	67
Alaska Air Group Inc.	963	66
* Asbury Automotive Group Inc.	596	66
Sinclair Broadcast Group Inc. Class A	1,890	66
* Adtalem Global Education Inc.	1,945	66
* National Vision Holdings Inc.	2,127	64
Dine Brands Global Inc.	744	62
Cheesecake Factory Inc.	1,354	59
Group 1 Automotive Inc.	572	59
John Wiley & Sons Inc. Class A	1,245	59
Jack in the Box Inc.	733	58
* Laureate Education Inc. Class A	3,292	57
Bloomin' Brands Inc.	2,353	57
* Urban Outfitters Inc.	2,176	56
* Shake Shack Inc. Class A	900	56
* AMC Networks Inc. Class A	1,434	55
PriceSmart Inc.	702	52
Penske Automotive Group Inc.	1,038	52
Brinker International Inc.	1,160	52
* Liberty Media Corp-Liberty SiriusXM Class A	1,061	52
* Hertz Global Holdings Inc.	3,307	51
* Avis Budget Group Inc.	1,663	49
^ Bed Bath & Beyond Inc.	3,376	49
* Lions Gate Entertainment Corp. Class B	5,082	44
* MakeMyTrip Ltd.	1,662	43
Dave & Buster's Entertainment Inc.	1,073	43
* Stamps.com Inc.	480	42
* JetBlue Airways Corp.	2,137	41
Rent-A-Center Inc.	1,533	40
Papa John's International Inc.	602	38
Core-Mark Holding Co. Inc.	1,412	38
Buckle Inc.	1,345	37
* IMAX Corp.	1,737	37
* SeaWorld Entertainment Inc.	1,260	37
Meredith Corp.	1,044	37

Office Depot Inc.	16,130	36
Matthews International Corp. Class A	922	35
Designer Brands Inc. Class A	2,069	34
* Liberty Latin America Ltd. Class A	1,904	34
* MSG Networks Inc.	2,018	33
Abercrombie & Fitch Co.	2,009	32
* Groupon Inc. Class A	10,751	31
Children's Place Inc.	427	31
Viad Corp.	485	31
Caleres Inc.	1,372	30
Signet Jewelers Ltd.	1,622	30
Scholastic Corp.	796	30
* Cars.com Inc.	2,220	29
GameStop Corp. Class A	4,519	29
Guess? Inc.	1,480	28
* Herc Holdings Inc.	602	28
Big Lots Inc.	1,265	26
Dillard's Inc. Class A	367	26
* TrueCar Inc.	4,962	26
* Genesco Inc.	692	26
* Michaels Cos. Inc.	2,985	24
BJ's Restaurants Inc.	548	23
* Regis Corp.	1,391	22
Gannett Co. Inc.	3,484	22
Allegiant Travel Co. Class A	125	21
* Liberty TripAdvisor Holdings Inc. Class A	2,986	21
Copa Holdings SA Class A	198	21
EW Scripps Co. Class A	1,379	21
* Upwork Inc.	1,638	19
* Spirit Airlines Inc.	481	19
Weis Markets Inc.	437	17
* Houghton Mifflin Harcourt Co.	2,847	17
Hawaiian Holdings Inc.	375	11
* DISH Network Corp. Class A Rights Exp. 12/09/2019	376	—
		113,506
Financials (20.0%)
JPMorgan Chase & Co.	99,974	13,173
Visa Inc. Class A	54,705	10,094
Bank of America Corp.	265,113	8,834
Mastercard Inc. Class A	28,259	8,258
Citigroup Inc.	71,053	5,337
American Tower Corp.	13,778	2,949
US Bancorp	45,152	2,710
American Express Co.	21,446	2,576
CME Group Inc.	11,115	2,253
Goldman Sachs Group Inc.	10,158	2,248
Chubb Ltd.	14,291	2,165
PNC Financial Services Group Inc.	14,061	2,154
S&P Global Inc.	7,764	2,055
Morgan Stanley	37,349	1,848
BlackRock Inc.	3,715	1,839
Charles Schwab Corp.	36,763	1,820
Prologis Inc.	19,672	1,801
Crown Castle International Corp.	13,019	1,740
Marsh & McLennan Cos. Inc.	15,886	1,717
Intercontinental Exchange Inc.	17,490	1,647
Equinix Inc.	2,655	1,505

Aon plc	7,329	1,492
Capital One Financial Corp.	14,580	1,458
Simon Property Group Inc.	9,611	1,453
American International Group Inc.	27,279	1,437
Progressive Corp.	18,334	1,339
BB&T Corp.	24,204	1,324
Bank of New York Mellon Corp.	26,363	1,291
Aflac Inc.	23,218	1,273
MetLife Inc.	24,815	1,239
Prudential Financial Inc.	12,716	1,190
Moody's Corp.	5,166	1,171
Allstate Corp.	10,359	1,153
Travelers Cos. Inc.	8,216	1,123
Welltower Inc.	12,604	1,066
Public Storage	4,682	986
SunTrust Banks Inc.	13,901	985
Equity Residential	11,537	982
AvalonBay Communities Inc.	4,328	928
* IHS Markit Ltd.	12,437	904
T. Rowe Price Group Inc.	7,255	896
State Street Corp.	11,626	873
Discover Financial Services	9,916	842
SBA Communications Corp. Class A	3,509	830
Digital Realty Trust Inc.	6,519	788
Synchrony Financial	20,910	782
Realty Income Corp.	9,859	755
Hartford Financial Services Group Inc.	11,330	701
Fifth Third Bancorp	22,909	692
M&T Bank Corp.	4,161	685
Ventas Inc.	11,546	673
Ameriprise Financial Inc.	4,095	671
MSCI Inc. Class A	2,558	663
Northern Trust Corp.	6,161	661
Boston Properties Inc.	4,752	658
KeyCorp	31,827	617
* CBRE Group Inc. Class A	10,489	598
First Republic Bank	5,200	571
Alexandria Real Estate Equities Inc.	3,470	564
Healthpeak Properties Inc.	15,300	534
Citizens Financial Group Inc.	13,830	532
Arthur J Gallagher & Co.	5,671	529
Regions Financial Corp.	30,795	512
Cincinnati Financial Corp.	4,771	511
Invitation Homes Inc.	16,701	510
* Arch Capital Group Ltd.	12,085	507
* Markel Corp.	427	485
Huntington Bancshares Inc.	32,398	482
Mid-America Apartment Communities Inc.	3,536	481
Principal Financial Group Inc.	8,592	473
MarketAxess Holdings Inc.	1,150	464
Sun Communities Inc.	2,765	455
TD Ameritrade Holding Corp.	8,441	437
WP Carey Inc.	5,215	435
Credicorp Ltd.	2,044	432
UDR Inc.	8,854	425
Annaly Capital Management Inc.	44,664	417
Equity LifeStyle Properties Inc.	5,504	408

Fidelity National Financial Inc.	8,421	401
Duke Realty Corp.	11,210	394
Host Hotels & Resorts Inc.	22,431	392
Ally Financial Inc.	12,209	389
Lincoln National Corp.	6,561	387
Nasdaq Inc.	3,584	376
* SVB Financial Group	1,602	371
Western Union Co.	13,502	363
Vornado Realty Trust	5,608	362
Raymond James Financial Inc.	3,945	354
Globe Life Inc.	3,434	353
* Alleghany Corp.	445	347
Everest Re Group Ltd.	1,256	341
Regency Centers Corp.	5,142	334
Camden Property Trust	2,957	330
E*TRADE Financial Corp.	7,422	329
Comerica Inc.	4,622	325
AXA Equitable Holdings Inc.	13,092	324
Medical Properties Trust Inc.	15,597	324
Reinsurance Group of America Inc. Class A	1,953	323
VEREIT Inc.	31,955	312
WR Berkley Corp.	4,467	304
Liberty Property Trust	4,828	297
AGNC Investment Corp.	16,891	293
National Retail Properties Inc.	5,170	288
Iron Mountain Inc.	8,796	283
Omega Healthcare Investors Inc.	6,717	282
Brown & Brown Inc.	7,371	278
Zions Bancorp NA	5,507	274
Voya Financial Inc.	4,679	273
Jones Lang LaSalle Inc.	1,635	272
SEI Investments Co.	4,212	272
STORE Capital Corp.	6,628	270
Kimco Realty Corp.	12,291	266
RenaissanceRe Holdings Ltd.	1,375	259
Kilroy Realty Corp.	3,104	258
Assurant Inc.	1,939	258
American Financial Group Inc.	2,326	255
Franklin Resources Inc.	8,862	244
LPL Financial Holdings Inc.	2,598	240
Douglas Emmett Inc.	5,360	236
Americold Realty Trust	6,071	228
People's United Financial Inc.	13,639	225
Lamar Advertising Co. Class A	2,683	224
First American Financial Corp.	3,495	222
SL Green Realty Corp.	2,599	222
TCF Financial Corp.	5,208	221
* GCI Liberty Inc. Class A	3,112	221
CyrusOne Inc.	3,505	218
American Homes 4 Rent Class A	8,117	217
Unum Group	6,981	215
Commerce Bancshares Inc.	3,188	214
Invesco Ltd.	12,078	212
Signature Bank	1,702	210
East West Bancorp Inc.	4,578	210
* Athene Holding Ltd. Class A	4,628	208
Brixmor Property Group Inc.	9,440	207

Old Republic International Corp.	8,990	203
Starwood Property Trust Inc.	8,216	201
Prosperity Bancshares Inc.	2,796	196
Healthcare Trust of America Inc. Class A	6,436	195
Cousins Properties Inc.	4,597	186
CubeSmart	5,989	185
Synovus Financial Corp.	4,757	181
Primerica Inc.	1,344	180
EPR Properties	2,507	178
Park Hotels & Resorts Inc.	7,494	177
Radian Group Inc.	6,722	174
New York Community Bancorp Inc.	14,569	174
Cullen/Frost Bankers Inc.	1,843	172
First Industrial Realty Trust Inc.	3,980	169
Popular Inc.	3,041	168
Hanover Insurance Group Inc.	1,215	165
Western Alliance Bancorp	3,163	165
Essent Group Ltd.	3,006	164
Eaton Vance Corp.	3,480	164
Rexford Industrial Realty Inc.	3,409	163
MGIC Investment Corp.	11,285	163
Hudson Pacific Properties Inc.	4,493	161
EastGroup Properties Inc.	1,181	161
Life Storage Inc.	1,467	161
Highwoods Properties Inc.	3,285	159
First Horizon National Corp.	9,772	157
CNO Financial Group Inc.	8,572	155
* Brighthouse Financial Inc.	3,729	153
Assured Guaranty Ltd.	3,036	151
Spirit Realty Capital Inc.	2,826	148
Axis Capital Holdings Ltd.	2,496	148
Affiliated Managers Group Inc.	1,718	147
JBG SMITH Properties	3,651	146
Kemper Corp.	1,960	145
Janus Henderson Group plc	5,583	142
STAG Industrial Inc.	4,547	141
Webster Financial Corp.	2,882	140
Blackstone Mortgage Trust Inc. Class A	3,805	139
First Financial Bankshares Inc.	4,001	138
* Howard Hughes Corp.	1,222	135
CIT Group Inc.	2,937	134
CoreSite Realty Corp.	1,169	133
First Citizens BancShares Inc. Class A	255	133
International Bancshares Corp.	3,073	130
Ryman Hospitality Properties Inc.	1,460	130
Valley National Bancorp	11,245	130
Equity Commonwealth	3,894	128
Stifel Financial Corp.	2,046	128
Healthcare Realty Trust Inc.	3,821	127
Rayonier Inc.	4,125	126
FNB Corp.	10,109	126
Lazard Ltd. Class A	3,234	125
Wintrust Financial Corp.	1,830	124
Sabra Health Care REIT Inc.	5,576	124
First Hawaiian Inc.	4,309	123
Weingarten Realty Investors	3,846	122
Hancock Whitney Corp.	2,998	122

Physicians Realty Trust	6,341	122
IBERIABANK Corp.	1,651	120
Macerich Co.	4,453	120
Bank of Hawaii Corp.	1,323	119
SLM Corp.	13,895	119
Glacier Bancorp Inc.	2,690	118
United Bankshares Inc.	3,057	116
RLI Corp.	1,260	115
Selective Insurance Group Inc.	1,737	115
BankUnited Inc.	3,256	114
Interactive Brokers Group Inc.	2,333	113
Umpqua Holdings Corp.	6,894	113
RLJ Lodging Trust	6,587	113
Terreno Realty Corp.	1,935	112
Community Bank System Inc.	1,638	111
Outfront Media Inc.	4,449	111
Bank OZK	3,712	110
Sunstone Hotel Investors Inc.	7,802	109
Legg Mason Inc.	2,793	109
Chimera Investment Corp.	5,329	109
Fulton Financial Corp.	6,252	107
South State Corp.	1,285	107
MFA Financial Inc.	13,919	107
Pebblebrook Hotel Trust	4,028	106
PS Business Parks Inc.	593	105
Agree Realty Corp.	1,399	105
FirstCash Inc.	1,293	105
BancorpSouth Bank	3,344	104
* Texas Capital Bancshares Inc.	1,782	103
Federated Investors Inc. Class B	3,072	103
Associated Banc-Corp	4,787	103
Navient Corp.	7,123	102
White Mountains Insurance Group Ltd.	92	102
Piedmont Office Realty Trust Inc. Class A	4,559	101
Old National Bancorp	5,556	100
Corporate Office Properties Trust	3,404	99
National Health Investors Inc.	1,222	99
Ameris Bancorp	2,261	99
Evercore Inc. Class A	1,275	99
CenterState Bank Corp.	3,808	97
Retail Properties of America Inc.	6,788	97
Columbia Banking System Inc.	2,462	96
First Midwest Bancorp Inc.	4,386	95
CVB Financial Corp.	4,418	94
Cathay General Bancorp	2,452	90
Home BancShares Inc.	4,784	90
UMB Financial Corp.	1,335	90
OneMain Holdings Inc.	2,077	89
PotlatchDeltic Corp.	2,053	89
Atlantic Union Bankshares Corp.	2,327	88
Brandywine Realty Trust	5,688	88
* LendingTree Inc.	243	88
Washington Federal Inc.	2,378	88
Paramount Group Inc.	6,415	87
ARMOUR Residential REIT Inc.	4,998	86
* American Equity Investment Life Holding Co.	2,900	86
Investors Bancorp Inc.	7,076	85

QTS Realty Trust Inc. Class A	1,606	85
BOK Financial Corp.	1,015	85
Independent Bank Corp.	985	83
First Financial Bancorp	3,358	82
Columbia Property Trust Inc.	3,896	81
Colony Capital Inc.	16,499	81
Santander Consumer USA Holdings Inc.	3,362	79
Apollo Commercial Real Estate Finance Inc.	4,247	78
Lexington Realty Trust Class B	6,930	77
DiamondRock Hospitality Co.	7,419	76
* Cannae Holdings Inc.	2,024	76
Urban Edge Properties	3,581	74
Four Corners Property Trust Inc.	2,616	74
WSFS Financial Corp.	1,609	72
Xenia Hotels & Resorts Inc.	3,335	70
Washington REIT	2,258	70
CareTrust REIT Inc.	3,329	69
* Enstar Group Ltd.	340	69
United Community Banks Inc.	2,176	67
Taubman Centers Inc.	2,010	65
National Storage Affiliates Trust	1,903	64
Retail Opportunity Investments Corp.	3,413	62
First BanCorp	5,891	62
Acadia Realty Trust	2,301	62
ServisFirst Bancshares Inc.	1,695	62
Simmons First National Corp. Class A	2,378	62
American Assets Trust Inc.	1,293	61
First Merchants Corp.	1,506	61
Trustmark Corp.	1,764	61
* Axos Financial Inc.	2,058	61
Independent Bank Group Inc.	1,043	60
WesBanco Inc.	1,636	60
SITE Centers Corp.	4,056	59
Invesco Mortgage Capital Inc.	3,510	57
Hope Bancorp Inc.	3,925	57
* Genworth Financial Inc. Class A	14,301	57
ProAssurance Corp.	1,501	56
* Cushman & Wakefield plc	2,888	56
Kite Realty Group Trust	2,848	55
Argo Group International Holdings Ltd.	835	55
Capitol Federal Financial Inc.	3,803	54
^ Tanger Factory Outlet Centers Inc.	3,474	53
Global Net Lease Inc.	2,589	53
Pacific Premier Bancorp Inc.	1,634	52
* Redfin Corp.	2,694	52
BGC Partners Inc. Class A	8,907	52
Walker & Dunlop Inc.	787	52
Great Western Bancorp Inc.	1,502	52
Bank of NT Butterfield & Son Ltd.	1,487	51
Towne Bank	1,787	50
PennyMac Mortgage Investment Trust	2,157	50
Mack-Cali Realty Corp.	2,322	50
Banner Corp.	902	49
Heartland Financial USA Inc.	1,042	49
Renasant Corp.	1,380	49
Redwood Trust Inc.	3,008	49
Alexander & Baldwin Inc.	2,231	48

Moelis & Co. Class A	1,459	48
Hilltop Holdings Inc.	1,934	48
Universal Health Realty Income Trust	395	47
Horace Mann Educators Corp.	1,062	46
LTC Properties Inc.	983	46
Cohen & Steers Inc.	680	46
* PRA Group Inc.	1,218	45
Northwest Bancshares Inc.	2,619	44
Brookfield Property REIT Inc. Class A	2,263	43
Ladder Capital Corp. Class A	2,481	43
Eagle Bancorp Inc.	963	43
Artisan Partners Asset Management Inc. Class A	1,439	43
Office Properties Income Trust	1,224	41
Westamerica Bancorporation	625	41
* MBIA Inc.	4,343	41
Getty Realty Corp.	1,203	40
Flagstar Bancorp Inc.	1,078	40
Investors Real Estate Trust	518	40
NBT Bancorp Inc.	992	40
Provident Financial Services Inc.	1,617	39
* Green Dot Corp. Class A	1,634	39
Mercury General Corp.	788	39
Waddell & Reed Financial Inc. Class A	2,389	39
Realogy Holdings Corp.	3,654	38
First Commonwealth Financial Corp.	2,659	38
National General Holdings Corp.	1,771	38
Berkshire Hills Bancorp Inc.	1,187	37
Safety Insurance Group Inc.	373	36
RPT Realty	2,417	36
Uniti Group Inc.	5,314	36
Sandy Spring Bancorp Inc.	1,004	35
FGL Holdings	3,871	35
TFS Financial Corp.	1,741	35
State Auto Financial Corp.	1,048	34
Capstead Mortgage Corp.	4,248	33
Summit Hotel Properties Inc.	2,723	33
Employers Holdings Inc.	759	33
Brookline Bancorp Inc.	2,026	33
Kearny Financial Corp.	2,268	32
* LendingClub Corp.	2,315	32
Clearway Energy Inc. Class A	1,653	31
Franklin Street Properties Corp.	3,453	30
* Encore Capital Group Inc.	800	29
Clearway Energy Inc.	1,456	29
Washington Prime Group Inc.	6,905	29
CNA Financial Corp.	642	29
City Holding Co.	360	29
S&T Bancorp Inc.	746	28
RMR Group Inc. Class A	594	28
Piper Jaffray Cos.	335	27
Alexander's Inc.	83	27
BancFirst Corp.	457	27
* Marcus & Millichap Inc.	717	26
United Fire Group Inc.	588	26
Nelnet Inc. Class A	396	25
Virtus Investment Partners Inc.	199	23
* Third Point Reinsurance Ltd.	2,408	23

Stock Yards Bancorp Inc.	551	23
Boston Private Financial Holdings Inc.	1,886	22
Front Yard Residential Corp.	1,844	21
Washington Trust Bancorp Inc.	389	20
Saul Centers Inc.	376	20
iStar Inc.	1,496	19
TrustCo Bank Corp. NY	2,115	19
* Columbia Financial Inc.	1,102	18
FBL Financial Group Inc. Class A	285	16
* St. Joe Co.	838	16
Brightsphere Investment Group Inc.	1,639	16
WisdomTree Investments Inc.	3,233	16
Urstadt Biddle Properties Inc. Class A	637	16
Flushing Financial Corp.	660	14
Hersha Hospitality Trust Class A	958	14
1st Source Corp.	255	13
Republic Bancorp Inc. Class A	252	12
Oritani Financial Corp.	590	11
Dime Community Bancshares Inc.	507	10
Community Trust Bancorp Inc.	215	10
CorePoint Lodging Inc.	898	9
		160,899
Health Care (13.7%)
UnitedHealth Group Inc.	29,689	8,309
Merck & Co. Inc.	80,864	7,050
Pfizer Inc.	174,621	6,726
Medtronic plc	42,169	4,697
Abbott Laboratories	54,062	4,620
Amgen Inc.	18,752	4,401
Bristol-Myers Squibb Co.	73,335	4,176
AbbVie Inc.	46,283	4,060
Thermo Fisher Scientific Inc.	12,530	3,934
Eli Lilly & Co.	26,954	3,163
Gilead Sciences Inc.	39,776	2,675
Cigna Corp.	11,682	2,335
Anthem Inc.	8,075	2,331
Stryker Corp.	10,786	2,210
Becton Dickinson and Co.	8,398	2,171
* Intuitive Surgical Inc.	3,597	2,133
Allergan plc	10,279	1,901
* Boston Scientific Corp.	43,647	1,888
Zoetis Inc.	15,026	1,811
* Vertex Pharmaceuticals Inc.	8,012	1,777
* Biogen Inc.	5,752	1,724
* Edwards Lifesciences Corp.	6,535	1,601
* Illumina Inc.	4,618	1,481
Humana Inc.	4,223	1,441
Baxter International Inc.	15,191	1,245
HCA Healthcare Inc.	8,456	1,173
Zimmer Biomet Holdings Inc.	6,443	936
* Regeneron Pharmaceuticals Inc.	2,533	935
* IQVIA Holdings Inc.	5,606	818
* Centene Corp.	12,833	776
* Alexion Pharmaceuticals Inc.	6,664	759
* Align Technology Inc.	2,463	683
* IDEXX Laboratories Inc.	2,670	672
ResMed Inc.	4,444	665

* DexCom Inc.	2,826	642
* Laboratory Corp. of America Holdings	3,082	531
* Incyte Corp.	5,485	516
Teleflex Inc.	1,447	511
Cardinal Health Inc.	9,218	507
* WellCare Health Plans Inc.	1,544	497
Cooper Cos. Inc.	1,516	475
* BioMarin Pharmaceutical Inc.	5,722	462
Quest Diagnostics Inc.	4,180	445
* Seattle Genetics Inc.	3,605	434
* Hologic Inc.	8,193	420
Dentsply Sirona Inc.	7,024	397
STERIS plc	2,627	397
* Alnylam Pharmaceuticals Inc.	3,352	393
* Varian Medical Systems Inc.	2,826	378
* Exact Sciences Corp.	4,304	349
Universal Health Services Inc. Class B	2,498	348
* Insulet Corp.	1,866	347
* Neurocrine Biosciences Inc.	2,925	341
West Pharmaceutical Services Inc.	2,292	337
* Elanco Animal Health Inc.	11,708	324
* Henry Schein Inc.	4,694	323
* Mylan NV	15,647	294
* DaVita Inc.	3,863	277
* ICON plc	1,689	276
* ABIOMED Inc.	1,383	271
* Jazz Pharmaceuticals plc	1,776	268
* Molina Healthcare Inc.	1,977	268
* Ionis Pharmaceuticals Inc.	4,093	262
Bio-Techne Corp.	1,182	258
* Novocure Ltd.	2,716	250
* Sage Therapeutics Inc.	1,586	245
* Bio-Rad Laboratories Inc. Class A	663	245
* Sarepta Therapeutics Inc.	2,141	241
* Catalent Inc.	4,479	233
* Masimo Corp.	1,491	231
Encompass Health Corp.	3,161	224
Hill-Rom Holdings Inc.	2,050	220
* Charles River Laboratories International Inc.	1,487	216
* PRA Health Sciences Inc.	1,939	211
Chemed Corp.	485	209
Perrigo Co. plc	3,927	201
* Medicines Co.	2,389	201
* Haemonetics Corp.	1,608	194
* Teladoc Health Inc.	2,268	190
* Horizon Therapeutics plc	5,568	183
* Penumbra Inc.	987	175
* Amedisys Inc.	1,061	173
Bruker Corp.	3,150	161
* Repligen Corp.	1,786	159
* ACADIA Pharmaceuticals Inc.	3,334	151
* Spark Therapeutics Inc.	1,342	149
* United Therapeutics Corp.	1,532	141
* LHC Group Inc.	1,038	138
* Integra LifeSciences Holdings Corp.	2,221	135
* Globus Medical Inc.	2,380	133
* HealthEquity Inc.	2,117	133

*	Bluebird Bio Inc.	1,630	132
*	Blueprint Medicines Corp.	1,602	131
*	Global Blood Therapeutics Inc.	1,900	126
*	LivaNova plc	1,455	122
*	ICU Medical Inc.	642	120
*	Tandem Diabetes Care Inc.	1,689	117
*	Halozyme Therapeutics Inc.	5,951	115
*	NuVasive Inc.	1,590	115
*	Wright Medical Group NV	3,857	115
*	Neogen Corp.	1,676	112
*	Immunomedics Inc.	5,870	110
*	Nevro Corp.	942	105
*	Tenet Healthcare Corp.	3,233	104
*	Syneos Health Inc.	1,875	103
*	Omnicell Inc.	1,286	103
*	PTC Therapeutics Inc.	2,148	101
*	FibroGen Inc.	2,349	100
*	MyoKardia Inc.	1,493	97
*	Alkermes plc	4,546	96
*	Intercept Pharmaceuticals Inc.	877	95
	Cantel Medical Corp.	1,216	94
*	Acceleron Pharma Inc.	1,908	93
	CONMED Corp.	818	93
*	Acadia Healthcare Co. Inc.	2,876	92
*	Guardant Health Inc.	1,093	85
*	Arena Pharmaceuticals Inc.	1,790	85
*	Select Medical Holdings Corp.	3,732	83
*	Emergent BioSolutions Inc.	1,488	82
*	HMS Holdings Corp.	2,700	82
*	Quidel Corp.	1,138	78
*	Glaukos Corp.	1,162	75
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,289	74
*	Portola Pharmaceuticals Inc.	2,544	73
*	Heron Therapeutics Inc.	2,821	72
	Ensign Group Inc.	1,644	71
*	Zogenix Inc.	1,462	70
*	Insmed Inc.	2,974	69
*	Amicus Therapeutics Inc.	6,165	65
*	Editas Medicine Inc.	2,129	64
*	Xencor Inc.	1,615	64
*	Myriad Genetics Inc.	2,367	61
*	Pacira BioSciences Inc.	1,312	61
*	Prestige Consumer Healthcare Inc.	1,583	60
*	Cambrex Corp.	996	60
*	Ultragenyx Pharmaceutical Inc.	1,505	60
*	Medpace Holdings Inc.	772	59
*	Momenta Pharmaceuticals Inc.	3,471	58
*	Ligand Pharmaceuticals Inc.	516	58
*	Magellan Health Inc.	749	58
*,^ Clovis Oncology Inc.		3,888	58
	Healthcare Services Group Inc.	2,256	57
*	iRhythm Technologies Inc.	733	53
*	BioTelemetry Inc.	1,135	53
	Patterson Cos. Inc.	2,674	52
*	Avanos Medical Inc.	1,486	51
*	Ironwood Pharmaceuticals Inc. Class A	4,211	51
*	Aimmune Therapeutics Inc.	1,734	48

*	Agios Pharmaceuticals Inc.	1,233	48
*	MEDNAX Inc.	1,807	47
*,^ Allogene Therapeutics Inc.		1,634	46
*	Bristol Meyers Squibb CVR Exp. 12/31/2020	21,284	46
*	Merit Medical Systems Inc.	1,587	44
*	Inogen Inc.	570	42
*	Radius Health Inc.	1,857	42
*	Endo International plc	8,145	41
*	Varex Imaging Corp.	1,345	40
*	REGENXBIO Inc.	932	39
*	Brookdale Senior Living Inc.	5,438	39
*	Corcept Therapeutics Inc.	3,010	39
*	Atara Biotherapeutics Inc.	2,560	36
*	Natus Medical Inc.	1,111	36
	Taro Pharmaceutical Industries Ltd.	362	35
*	Aerie Pharmaceuticals Inc.	1,731	33
*	Tivity Health Inc.	1,339	30
*	Eagle Pharmaceuticals Inc.	518	30
*	Esperion Therapeutics Inc.	556	29
*	Orthofix Medical Inc.	588	27
*	Enanta Pharmaceuticals Inc.	408	26
*	CorVel Corp.	313	26
*	Supernus Pharmaceuticals Inc.	1,044	24
*	Spectrum Pharmaceuticals Inc.	2,665	24
	Luminex Corp.	1,007	21
*	Denali Therapeutics Inc.	1,151	20
*	Innoviva Inc.	1,417	19
*	Madrigal Pharmaceuticals Inc.	157	17
*	Theravance Biopharma Inc.	787	17
*	Pennant Group Inc.	693	16
*	TherapeuticsMD Inc.	6,041	15
*	Amneal Pharmaceuticals Inc.	3,473	13
*	Axogen Inc.	634	11
*	OPKO Health Inc.	5,776	9
*,^ Intrexon Corp.		1,358	8
*	Intra-Cellular Therapies Inc.	749	7
*	Mallinckrodt plc	1,870	7
*	Lexicon Pharmaceuticals Inc.	1,530	5
*	AnaptysBio Inc.	373	5
*,§ Alder BioPharmaceuticals CVR Exp. 12/31/2024		767	1
			109,768
Industrials (10.5%)
	Accenture plc Class A	20,059	4,035
*	PayPal Holdings Inc.	36,885	3,984
	Union Pacific Corp.	22,251	3,916
	Danaher Corp.	20,006	2,921
	Fidelity National Information Services Inc.	19,139	2,644
	United Parcel Service Inc. Class B	21,979	2,632
	Caterpillar Inc.	17,194	2,489
	Automatic Data Processing Inc.	13,633	2,328
*	Fiserv Inc.	17,715	2,059
	Illinois Tool Works Inc.	10,258	1,788
	CSX Corp.	23,924	1,712
	Global Payments Inc.	9,396	1,702
	Deere & Co.	9,992	1,679
	Norfolk Southern Corp.	8,358	1,617
	Sherwin-Williams Co.	2,621	1,528

Waste Management Inc.	13,332	1,505
FedEx Corp.	7,540	1,207
Johnson Controls International plc	25,104	1,075
Ingersoll-Rand plc	7,620	999
Cummins Inc.	4,826	883
Paychex Inc.	10,074	868
PACCAR Inc.	10,648	866
* FleetCor Technologies Inc.	2,677	822
Agilent Technologies Inc.	9,748	787
Willis Towers Watson plc	4,002	786
Stanley Black & Decker Inc.	4,696	741
Verisk Analytics Inc. Class A	4,999	737
* Square Inc.	10,580	731
Rockwell Automation Inc.	3,658	716
* CoStar Group Inc.	1,133	694
Ball Corp.	10,448	690
Cintas Corp.	2,648	681
Fortive Corp.	9,209	665
Fastenal Co.	17,856	634
* Keysight Technologies Inc.	5,898	631
Republic Services Inc. Class A	6,701	594
Vulcan Materials Co.	4,098	581
* Mettler-Toledo International Inc.	757	545
Martin Marietta Materials Inc.	1,963	527
Dover Corp.	4,632	516
TransUnion	5,893	509
Kansas City Southern	3,128	477
* Waters Corp.	2,076	461
WW Grainger Inc.	1,399	443
Westinghouse Air Brake Technologies Corp.	5,555	437
Broadridge Financial Solutions Inc.	3,527	436
Xylem Inc.	5,554	431
Masco Corp.	9,068	422
* Zebra Technologies Corp.	1,677	421
Expeditors International of Washington Inc.	5,449	407
Old Dominion Freight Line Inc.	2,037	390
IDEX Corp.	2,377	387
Arconic Inc.	12,279	380
Jack Henry & Associates Inc.	2,406	366
Allegion plc	2,971	357
Packaging Corp. of America	3,004	336
* Fair Isaac Corp.	905	333
CH Robinson Worldwide Inc.	4,286	329
* Trimble Inc.	7,976	323
PerkinElmer Inc.	3,465	322
Westrock Co.	7,820	315
Booz Allen Hamilton Holding Corp. Class A	4,327	315
* Crown Holdings Inc.	4,108	312
JB Hunt Transport Services Inc.	2,671	309
Nordson Corp.	1,818	302
Snap-on Inc.	1,744	280
Lennox International Inc.	1,092	279
Carlisle Cos. Inc.	1,759	274
* WEX Inc.	1,358	273
Toro Co.	3,416	267
* Sensata Technologies Holding plc	5,083	262
Universal Display Corp.	1,336	260

Cognex Corp.	5,095	256
Graco Inc.	5,223	252
* Euronet Worldwide Inc.	1,547	243
* XPO Logistics Inc.	2,872	238
Genpact Ltd.	5,696	232
Donaldson Co. Inc.	4,061	228
Owens Corning	3,359	225
AptarGroup Inc.	1,988	223
Xerox Holdings Corp.	5,686	221
* HD Supply Holdings Inc.	5,396	215
Robert Half International Inc.	3,660	213
* Arrow Electronics Inc.	2,617	208
Woodward Inc.	1,772	207
AO Smith Corp.	4,253	206
* Genesee & Wyoming Inc. Class A	1,826	204
* Generac Holdings Inc.	1,983	195
Sonoco Products Co.	3,210	194
* Berry Global Group Inc.	4,034	188
* Flex Ltd.	15,867	188
Quanta Services Inc.	4,453	185
Sealed Air Corp.	4,898	185
Watsco Inc.	1,032	184
* Stericycle Inc.	2,838	178
National Instruments Corp.	4,210	177
MDU Resources Group Inc.	5,992	174
ManpowerGroup Inc.	1,871	173
Allison Transmission Holdings Inc.	3,491	169
* Pagseguro Digital Ltd. Class A	4,926	167
Acuity Brands Inc.	1,256	164
* Trex Co. Inc.	1,859	160
AGCO Corp.	2,038	159
* Kirby Corp.	1,867	158
MAXIMUS Inc.	2,099	157
Armstrong World Industries Inc.	1,567	151
Graphic Packaging Holding Co.	9,221	150
Air Lease Corp. Class A	3,228	150
Brink's Co.	1,558	145
Landstar System Inc.	1,282	143
* Gardner Denver Holdings Inc.	4,057	137
* Clean Harbors Inc.	1,648	136
MSA Safety Inc.	1,097	136
* Axon Enterprise Inc.	1,834	135
Alliance Data Systems Corp.	1,260	135
Littelfuse Inc.	740	134
Avnet Inc.	3,298	134
Eagle Materials Inc.	1,450	133
* Paylocity Holding Corp.	1,085	133
* FTI Consulting Inc.	1,179	129
* RBC Bearings Inc.	752	125
* MasTec Inc.	1,843	122
* Mercury Systems Inc.	1,628	119
* TopBuild Corp.	1,059	117
nVent Electric plc	4,678	116
* Rexnord Corp.	3,656	116
* Coherent Inc.	761	115
Louisiana-Pacific Corp.	3,860	115
* SiteOne Landscape Supply Inc.	1,286	114

Simpson Manufacturing Co. Inc.	1,378	112
* ASGN Inc.	1,648	110
Regal Beloit Corp.	1,349	110
* CoreLogic Inc.	2,601	108
John Bean Technologies Corp.	969	106
UniFirst Corp.	500	103
MSC Industrial Direct Co. Inc. Class A	1,385	102
Valmont Industries Inc.	694	99
Insperity Inc.	1,275	99
* Novanta Inc.	1,041	97
Macquarie Infrastructure Corp.	2,267	95
Ryder System Inc.	1,768	93
Universal Forest Products Inc.	1,805	90
GATX Corp.	1,105	89
* Cimpress NV	695	89
* WESCO International Inc.	1,687	89
* Builders FirstSource Inc.	3,389	86
* Proto Labs Inc.	874	85
* AMN Healthcare Services Inc.	1,405	84
Brady Corp. Class A	1,441	82
* Itron Inc.	1,016	81
* Summit Materials Inc. Class A	3,338	80
Watts Water Technologies Inc. Class A	821	80
Applied Industrial Technologies Inc.	1,241	79
* Integer Holdings Corp.	1,044	79
* Advanced Disposal Services Inc.	2,379	78
* Anixter International Inc.	901	77
* II-VI Inc.	2,612	76
* Rogers Corp.	584	76
Franklin Electric Co. Inc.	1,358	75
Korn Ferry	1,914	75
Vishay Intertechnology Inc.	3,695	74
* TriNet Group Inc.	1,332	73
* ExlService Holdings Inc.	1,010	71
Albany International Corp. Class A	837	70
Trinity Industries Inc.	3,299	69
* Saia Inc.	721	68
Deluxe Corp.	1,272	65
* Fabrinet	1,046	63
* Plexus Corp.	828	63
* Masonite International Corp.	869	62
* Sanmina Corp.	1,925	61
* Beacon Roofing Supply Inc.	2,065	61
ESCO Technologies Inc.	690	61
Belden Inc.	1,121	60
* BMC Stock Holdings Inc.	2,034	60
Otter Tail Corp.	1,223	60
Federal Signal Corp.	1,791	59
* SPX Corp.	1,220	58
Covanta Holding Corp.	3,952	58
EVERTEC Inc.	1,772	57
* Knowles Corp.	2,621	57
Mueller Industries Inc.	1,821	57
AAON Inc.	1,134	56
Triton International Ltd.	1,475	56
McGrath RentCorp	757	56
Advanced Drainage Systems Inc.	1,446	55

Badger Meter Inc.	886	55
Comfort Systems USA Inc.	1,056	54
Cubic Corp.	904	54
Terex Corp.	1,864	52
* Cardtronics plc Class A	1,239	52
* Harsco Corp.	2,319	52
Werner Enterprises Inc.	1,403	52
Forward Air Corp.	721	51
* Dycom Industries Inc.	964	50
* Hub Group Inc. Class A	955	49
* Gibraltar Industries Inc.	928	49
* OSI Systems Inc.	486	48
* Ambarella Inc.	880	48
Mobile Mini Inc.	1,215	46
SFL Corp. Ltd.	3,234	46
Owens-Illinois Inc.	4,599	45
* JELD-WEN Holding Inc.	1,995	45
Greif Inc. Class A	1,048	45
* Installed Building Products Inc.	623	45
Aircastle Ltd.	1,379	44
* Huron Consulting Group Inc.	639	43
* CBIZ Inc.	1,584	43
AAR Corp.	946	42
Scorpio Tankers Inc.	1,213	42
* TriMas Corp.	1,328	41
Boise Cascade Co.	1,073	41
Raven Industries Inc.	1,179	41
* TTM Technologies Inc.	2,938	39
Tennant Co.	529	39
Helios Technologies Inc.	865	39
Seaspan Corp. Class A	3,255	38
US Ecology Inc.	679	37
Schneider National Inc. Class B	1,601	36
Granite Construction Inc.	1,384	36
* Conduent Inc.	5,177	35
Methode Electronics Inc.	938	35
Rush Enterprises Inc. Class A	741	34
* Sykes Enterprises Inc.	965	34
Lindsay Corp.	369	33
Benchmark Electronics Inc.	943	33
* MACOM Technology Solutions Holdings Inc.	1,290	32
Heartland Express Inc.	1,426	31
Encore Wire Corp.	511	30
H&E Equipment Services Inc.	900	30
* Patrick Industries Inc.	594	29
Quanex Building Products Corp.	1,508	29
ADT Inc.	3,119	29
Primoris Services Corp.	1,296	29
* SEACOR Holdings Inc.	665	28
* Manitowoc Co. Inc.	1,741	28
Griffon Corp.	1,291	27
Apogee Enterprises Inc.	669	26
Myers Industries Inc.	1,511	25
Greenbrier Cos. Inc.	869	25
Kelly Services Inc. Class A	1,114	24
* TrueBlue Inc.	1,032	24
* FARO Technologies Inc.	491	24

	AVX Corp.	1,143	23
*	Tutor Perini Corp.	1,416	23
	Astec Industries Inc.	565	21
	CTS Corp.	770	21
	Hyster-Yale Materials Handling Inc.	335	20
*	Evolent Health Inc. Class A	2,607	19
*	Aegion Corp. Class A	800	17
*	Atlas Air Worldwide Holdings Inc.	659	17
	TTEC Holdings Inc.	334	15
	GasLog Ltd.	1,570	15
*	Wesco Aircraft Holdings Inc.	1,334	15
	Matson Inc.	260	10
	Caesarstone Ltd.	398	6
			84,425
Oil & Gas (1.4%)
	Phillips 66	14,137	1,622
	Schlumberger Ltd.	43,330	1,568
	Marathon Petroleum Corp.	20,639	1,252
	Valero Energy Corp.	13,104	1,251
	ONEOK Inc.	12,830	912
	Williams Cos. Inc.	37,960	862
	Halliburton Co.	27,004	567
*	Cheniere Energy Inc.	7,197	436
	Baker Hughes Co. Class A	19,406	435
	OGE Energy Corp.	6,300	265
	National Oilwell Varco Inc.	11,704	264
	Targa Resources Corp.	7,017	256
	HollyFrontier Corp.	4,808	248
*	First Solar Inc.	2,589	143
	Helmerich & Payne Inc.	3,487	138
*	SolarEdge Technologies Inc.	1,217	99
*	Transocean Ltd.	19,527	97
	Delek US Holdings Inc.	2,350	81
	Core Laboratories NV	1,553	68
*	Chart Industries Inc.	1,200	66
	Equitrans Midstream Corp.	6,533	65
	Patterson-UTI Energy Inc.	6,649	59
*	Cosan Ltd.	3,390	59
*	Apergy Corp.	2,304	59
*	Dril-Quip Inc.	1,234	52
	Arcosa Inc.	1,264	50
	Archrock Inc.	5,138	43
*	NOW Inc.	3,363	38
	Golar LNG Ltd.	2,731	36
	CVR Energy Inc.	817	35
*	MRC Global Inc.	2,621	35
	SemGroup Corp. Class A	2,058	32
*	Valaris plc Class A	5,676	24
*	Newpark Resources Inc.	4,118	24
	Nabors Industries Ltd.	11,299	23
*	Oil States International Inc.	1,455	23
*	ProPetro Holding Corp.	2,187	19
*	Frank's International NV	3,600	18
	RPC Inc.	3,251	13
*	SunPower Corp.	1,582	12
*	Diamond Offshore Drilling Inc.	1,569	9

*,^ McDermott International Inc.		4,499	4
			11,362
Technology (26.2%)
	Apple Inc.	142,087	37,973
	Microsoft Corp.	237,677	35,980
*	Facebook Inc. Class A	75,099	15,143
*	Alphabet Inc. Class C	9,570	12,489
*	Alphabet Inc. Class A	9,399	12,257
	Intel Corp.	139,311	8,087
	Cisco Systems Inc.	134,616	6,099
*	Adobe Inc.	15,316	4,741
*	salesforce.com Inc.	25,759	4,196
	NVIDIA Corp.	18,319	3,971
	Oracle Corp.	70,525	3,959
	Broadcom Inc.	12,139	3,839
	International Business Machines Corp.	27,909	3,752
	Texas Instruments Inc.	29,517	3,548
	QUALCOMM Inc.	38,268	3,197
	Intuit Inc.	7,846	2,031
	Applied Materials Inc.	29,423	1,704
*	ServiceNow Inc.	5,862	1,659
*	Micron Technology Inc.	34,774	1,652
	Analog Devices Inc.	11,558	1,306
*	Autodesk Inc.	6,924	1,253
*	Advanced Micro Devices Inc.	31,492	1,233
	Lam Research Corp.	4,560	1,217
	NXP Semiconductors NV	10,346	1,196
	Cognizant Technology Solutions Corp. Class A	17,323	1,111
	HP Inc.	47,523	954
*	Workday Inc. Class A	4,972	891
	Motorola Solutions Inc.	5,172	865
	KLA Corp.	5,013	821
	Xilinx Inc.	7,935	736
*	Twitter Inc.	23,462	725
	Cerner Corp.	9,919	710
	Corning Inc.	24,355	707
*	Splunk Inc.	4,649	694
	Microchip Technology Inc.	7,280	688
*	Palo Alto Networks Inc.	2,923	664
	Hewlett Packard Enterprise Co.	41,715	660
*	Synopsys Inc.	4,667	658
*	VeriSign Inc.	3,288	627
	CDW Corp.	4,569	617
*	Cadence Design Systems Inc.	8,724	613
*	Veeva Systems Inc. Class A	4,041	603
	Marvell Technology Group Ltd.	20,562	542
	Skyworks Solutions Inc.	5,486	539
	Seagate Technology plc	8,406	502
	Maxim Integrated Products Inc.	8,473	480
*	Fortinet Inc.	4,480	471
	Western Digital Corp.	9,104	458
	NetApp Inc.	7,492	454
	NortonLifeLock Inc.	18,188	453
	Citrix Systems Inc.	3,976	449
*	Akamai Technologies Inc.	5,048	440
*	Gartner Inc.	2,723	437
*	Paycom Software Inc.	1,544	427

* Check Point Software Technologies Ltd.	3,564	420
* Atlassian Corp. plc Class A	3,274	416
SS&C Technologies Holdings Inc.	6,910	415
* Okta Inc.	3,190	414
* RingCentral Inc. Class A	2,240	386
* Qorvo Inc.	3,704	386
* Twilio Inc. Class A	3,715	384
* Yandex NV Class A	9,014	378
VMware Inc. Class A	2,407	375
* Arista Networks Inc.	1,859	363
* GoDaddy Inc. Class A	5,442	361
* EPAM Systems Inc.	1,625	344
* Tyler Technologies Inc.	1,185	344
Teradyne Inc.	5,430	340
* DocuSign Inc. Class A	4,718	336
* Guidewire Software Inc.	2,550	311
DXC Technology Co.	8,119	303
Amdocs Ltd.	4,316	299
* Coupa Software Inc.	1,909	293
* Black Knight Inc.	4,638	292
Cypress Semiconductor Corp.	12,041	282
* F5 Networks Inc.	1,907	278
* ON Semiconductor Corp.	12,820	275
* Aspen Technology Inc.	2,146	269
Juniper Networks Inc.	10,708	268
* Zendesk Inc.	3,325	263
* PTC Inc.	3,201	245
* Dell Technologies Inc.	4,848	235
Monolithic Power Systems Inc.	1,306	210
CDK Global Inc.	3,850	206
* Proofpoint Inc.	1,705	202
Entegris Inc.	4,235	200
* MongoDB Inc.	1,325	197
* InterXion Holding NV	2,312	197
* HubSpot Inc.	1,209	183
MKS Instruments Inc.	1,710	182
* Ciena Corp.	4,759	181
* Lumentum Holdings Inc.	2,443	180
* Tech Data Corp.	1,205	175
* Mellanox Technologies Ltd.	1,517	174
* Ceridian HCM Holding Inc.	2,851	172
* Manhattan Associates Inc.	2,012	168
* Nutanix Inc.	4,495	168
* Alteryx Inc. Class A	1,411	160
SYNNEX Corp.	1,302	160
Science Applications International Corp.	1,789	153
j2 Global Inc.	1,537	149
* Cree Inc.	3,309	146
* Silicon Laboratories Inc.	1,347	143
* CyberArk Software Ltd.	1,149	141
* Anaplan Inc.	2,549	137
* ACI Worldwide Inc.	3,656	137
* RealPage Inc.	2,473	136
* Five9 Inc.	1,949	133
* Cirrus Logic Inc.	1,832	131
* Cornerstone OnDemand Inc.	2,060	127
* ViaSat Inc.	1,727	127

Blackbaud Inc.	1,530	127
* Pure Storage Inc. Class A	7,779	125
* NCR Corp.	3,787	124
Cabot Microelectronics Corp.	923	123
* Wix.com Ltd.	1,014	123
Perspecta Inc.	4,438	122
LogMeIn Inc.	1,542	120
* Q2 Holdings Inc.	1,390	117
* Elastic NV	1,419	113
* New Relic Inc.	1,656	113
* FireEye Inc.	6,399	107
* Globant SA	1,002	107
* Envestnet Inc.	1,482	106
* Viavi Solutions Inc.	7,014	105
* Semtech Corp.	2,046	99
* Qualys Inc.	1,112	97
* Verint Systems Inc.	2,000	97
* Inphi Corp.	1,396	97
Brooks Automation Inc.	2,170	97
* Zscaler Inc.	1,833	96
* Teradata Corp.	3,574	95
* Box Inc.	5,166	94
Pegasystems Inc.	1,208	94
* Everbridge Inc.	1,009	89
* Rapid7 Inc.	1,527	86
Cogent Communications Holdings Inc.	1,333	84
* Blackline Inc.	1,541	83
* CommScope Holding Co. Inc.	6,031	82
* Acacia Communications Inc.	1,137	76
* Advanced Energy Industries Inc.	1,168	75
* Varonis Systems Inc.	945	74
* Lattice Semiconductor Corp.	3,896	74
Power Integrations Inc.	802	73
* Cloudera Inc.	7,393	73
* Insight Enterprises Inc.	1,097	72
* CommVault Systems Inc.	1,265	64
* Bottomline Technologies DE Inc.	1,281	63
* NetScout Systems Inc.	2,425	61
* Synaptics Inc.	1,068	61
CSG Systems International Inc.	1,029	59
* SailPoint Technologies Holding Inc.	2,301	58
* EchoStar Corp. Class A	1,358	57
* Diodes Inc.	1,219	56
* Premier Inc. Class A	1,522	54
* Yext Inc.	3,097	53
Progress Software Corp.	1,240	52
Kulicke & Soffa Industries Inc.	2,053	52
* Allscripts Healthcare Solutions Inc.	4,743	51
InterDigital Inc.	852	48
* Perficient Inc.	1,112	47
* Alarm.com Holdings Inc.	1,074	47
* Covetrus Inc.	3,098	44
* Mimecast Ltd.	977	43
* Avaya Holdings Corp.	3,372	43
* Rambus Inc.	3,112	41
NIC Inc.	1,731	39
* MicroStrategy Inc. Class A	248	37

*	MaxLinear Inc.	1,849	37
*	Virtusa Corp.	789	35
*	Blucora Inc.	1,453	34
*	Amkor Technology Inc.	2,808	34
*	Cision Ltd.	3,363	33
*	3D Systems Corp.	3,603	31
*	Shutterstock Inc.	707	29
	Xperi Corp.	1,366	27
*	Stratasys Ltd.	1,455	27
*	ScanSource Inc.	752	27
	Ebix Inc.	765	27
	Pitney Bowes Inc.	5,514	26
	Plantronics Inc.	1,011	26
*	NextGen Healthcare Inc.	1,356	25
*	NETGEAR Inc.	909	23
*	Loral Space & Communications Inc.	674	23
*	SolarWinds Corp.	1,066	21
	TiVo Corp.	2,447	19
	Forrester Research Inc.	405	16
	ADTRAN Inc.	1,484	14
*	Endurance International Group Holdings Inc.	1,772	7
			210,638
Telecommunications (2.3%)
	AT&T Inc.	229,460	8,577
	Verizon Communications Inc.	129,998	7,831
*	T-Mobile US Inc.	9,815	771
	CenturyLink Inc.	33,856	491
*	Zayo Group Holdings Inc.	7,182	246
*	Sprint Corp.	17,643	104
	Telephone & Data Systems Inc.	3,232	77
*	Iridium Communications Inc.	3,165	74
*	8x8 Inc.	2,939	60
*	Vonage Holdings Corp.	7,284	58
	Shenandoah Telecommunications Co.	1,170	44
	ATN International Inc.	373	21
*	Intelsat SA	2,121	13
*,^ GTT Communications Inc.		1,153	10
*	United States Cellular Corp.	245	8
			18,385
Utilities (1.2%)
	Sempra Energy	8,673	1,277
	Consolidated Edison Inc.	10,386	902
	PPL Corp.	22,556	768
	Edison International	10,949	757
	American Water Works Co. Inc.	5,752	696
	CMS Energy Corp.	8,588	526
	AES Corp.	21,119	399
	Alliant Energy Corp.	7,471	396
	Atmos Energy Corp.	3,635	389
	CenterPoint Energy Inc.	15,611	383
	NiSource Inc.	11,812	312
	Aqua America Inc.	6,808	301
	UGI Corp.	6,447	281
	IDACORP Inc.	1,571	165
	Portland General Electric Co.	2,770	154
	Hawaiian Electric Industries Inc.	3,457	151

ONE Gas Inc.		1,629	145
NorthWestern Corp.		1,830	131
Southwest Gas Holdings Inc.		1,698	129
Spire Inc.		1,582	123
New Jersey Resources Corp.		2,850	121
American States Water Co.		1,215	104
Ormat Technologies Inc.		1,313	101
Avista Corp.		2,018	95
El Paso Electric Co.		1,327	90
MGE Energy Inc.		1,157	90
South Jersey Industries Inc.		2,698	84
Avangrid Inc.		1,729	84
California Water Service Group		1,610	83
Pattern Energy Group Inc. Class A		2,605	72
SJW Group		853	60
Northwest Natural Holding Co.		868	60
Atlantica Yield plc		1,847	48
* Evoqua Water Technologies Corp.		2,369	45
TerraForm Power Inc. Class A		2,028	31
			9,553
Total Common Stocks (Cost $721,410)			801,371
	Coupon
Temporary Cash Investment (0.1%)1
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund
(Cost $1,022)	1.841%	10,213	1,022
Total Investments (99.9%) (Cost $722,432)			802,393
Other Assets and Liabilities-Net (0.1%)3			794
Net Assets (100%)			803,187

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $196,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $207,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	10	1,572	56

ESG U.S. Stock ETF

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	801,370	—	1
Temporary Cash Investments	1,022	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	802,387	—	1
1 Represents variation margin on the last day of the reporting period.

ESG U.S. Stock ETF